Segments - Assets (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting Information [Line Items]
Total assets	$ 63,349,434	$ 51,351,317
Holding companies
Segment Reporting Information [Line Items]
Total assets	216,240	4,071,693
Fresh meat
Segment Reporting Information [Line Items]
Total assets	50,044,169	45,260,319
Feed raw materials
Segment Reporting Information [Line Items]
Total assets	12,446,388	0
Grocery stores | Grocery stores
Segment Reporting Information [Line Items]
Total assets	$ 642,637	$ 2,019,305